Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset held for sale and discontinued operations [line items]
Disposal group including discontinued operations assets held for sale	$ 141	$ 187
Disposal group including discontinued operations liabilities held for sale	$ 39	6
France [member] | Committed sale of certain assets [member]
Asset held for sale and discontinued operations [line items]
Disposal group including discontinued operations assets held for sale		26
Disposal group including discontinued operations liabilities held for sale		$ 6